Annual Total Returns (Vanguard Extended Duration Treasury Index Fund - Institutional Shares Institutional) (Vanguard Extended Duration Treasury Index Fund, Vanguard Extended Duration Treasury Index Fund - Institutional Shares)
12 Months Ended
Aug. 31, 2014
Vanguard Extended Duration Treasury Index Fund | Vanguard Extended Duration Treasury Index Fund - Institutional Shares
Annual Total Return
2013	(20.89%)
2012	3.25%
2011	55.79%
2010	10.28%
2009	(36.65%)
2008	55.52%